Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

September 27, 2023

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	244
	Funds:	Lincoln Opportunistic Hedged Equity Fund (the “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 244 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on behalf of the Fund.

Please contact me at the above-referenced email or phone number if you need to discuss this matter.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Chief Counsel - Funds Management

cc: Ronald A. Holinsky, Chief Counsel